Commitments and Contingencies - Minimum Patent Royalties Payable (FY) (Details) - USD ($) $ in Thousands	Jun. 30, 2025	Dec. 31, 2024
Contractual Obligation, Fiscal Year Maturity Schedule [Abstract]
2025	$ 825	$ 1,225
2026	825	825
2027	825	825
2028	825	825
2029		825
Thereafter		9,075
Total	$ 13,075	$ 13,600